Acquisition and Disposals (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of restructuring costs
As a part of the ongoing integration of Catlin's operations, the Company incurs costs associated with restructuring the systems, processes and workforce. These costs include such items as severance, retention, facilities and consulting and other costs. The Company separately identifies such costs and includes these expenses within Corporate and Other:

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289
Costs incurred in 2016	16,758	8,006	6,103	24,120	54,987
2016 payments	16,535	17,466	1,040	16,303	51,344
Liabilities at March 31, 2016	$16,350	$7,509	$5,881	$31,192	$60,932

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Costs incurred in 2015	$47,185	$35,310	$14,744	$59,129	$156,368
2015 payments	31,058	18,341	13,926	35,754	99,079
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289